Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
13
- Income Taxes

The components of income tax expense for the years ended
December
31,
2020
and
2019
are as follows (in thousands):

	2020	2019
Federal:
Current	$1,442	$724
Deferred	(566)	(41)
Total federal	876	683
State, current	416	267
Total	$1,292	$950

The following table presents the reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of
21%
to income before taxes for the years ended
December
31,
2020
and
2019,
respectively, as follows (in thousands):

	2020		2019
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$953	21.0%	$719	21.0%
State tax, net of federal benefit	328	7.2	211	6.2
Stock compensation expense	23	0.5	30	0.9
Other	(12)	(0.3)	(10)	(0.2)
Total	$1,292	28.4%	$950	27.9%

The components of the net deferred tax asset at
December
31,
2020
and
2019
are as follows (in thousands):

	2020	2019
Deferred tax assets:
Allowance for loan losses	$643	$468
Deferred loan fees	642	177
Stock-based compensation	6	8
Interest on non-accrual loans	3	2
Organization cost	-	1
Total deferred tax assets	1,294	656

Deferred tax liabilities:
Bank premises and equipment	(168)	(100)
Unrealized gain on investment securities available for sale	(31)	(5)
Intangible	(17)	(13)
Total deferred tax liabilities	(216)	(118)

Net Deferred Tax Asset	$1,078	$538

The net deferred tax asset at
December 31, 2020
and
2019
of
$1.1
million and
$538,000,
respectively, is included in other assets.
No
valuation allowance was established at
December 31, 2020
and
2019,
in view of the Company's tax strategies and anticipated future taxable income as evidenced by the Company's earnings potential.